Commitments and Contingencies	12 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES:

Operating leases –
The minimum lease payments for our operating leases are recognized on a straight-line basis over the minimum lease term. Step rent provisions, escalation clauses, capital improvement funding and other lease concessions, when present in our leases, are taken into account in computing the minimum lease payments.

Future payments under noncancelable operating leases having initial or remaining terms of one year or more are as follows for each of the five succeeding fiscal years and thereafter:

(in millions)
2018	$41.6
2019	46.8
2020	45.2
2021	43.2
2022	35.4
Thereafter	285.5
$497.7

Rental expense was $59.2 million, $56.1 million and $58.9 million for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively.

Purchase commitments and contingencies –
We have entered into various long-term contracts in the normal course of business for the purchase of (i)  certain inventory components, (ii)  property, plant and equipment and related contractor and manufacturing services, (iii)  processing and warehousing services and (iv)  certain energy requirements. As of February 28, 2017, the estimated aggregate minimum purchase obligations under these contracts are as follows:

	Type	Length of Commitment	Amount
(in millions)
Raw materials and supplies (1)	Packaging, grapes and other raw materials	through December 2029	$5,508.1
In-process inventories	Bulk wine	through February 2022	57.6
Capital expenditures (2)	Property, plant and equipment, and contractor and manufacturing services	through February 2020	610.1
Other	Processing and warehousing services, energy contracts	through May 2029	267.6
			$6,443.4

(1)
Grape purchase contracts require the purchase of grape production yielded from a specified number of acres. The actual tonnage and price of grapes that we must purchase will vary each year depending on certain factors, including weather, time of harvest, overall market conditions and the agricultural practices and location of the growers and suppliers under contract.

(2)
Consists of purchase commitments entered into primarily in connection with the construction of a brewery located in Mexicali, Baja California, Mexico, and the expansion projects for the Nava Brewery and the adjacent glass production plant.

Indemnification liabilities –
In connection with a prior divestiture as well as with the Canadian Divestiture, we have indemnified respective parties against certain liabilities that may arise, including those related to certain income tax matters, certain contracts with certain investees of one of the divested businesses and a certain facility in the U.K. During the year ended February 28, 2015, we were released from one of our guarantees, resulting in a gain of $7.5 million. This gain is included in selling, general and administrative expenses. As of February 28, 2017, and February 29, 2016, the carrying amount of these indemnification liabilities was $9.6 million and $3.7 million, respectively, and is included in other liabilities. If the indemnified party were to incur a liability, pursuant to the terms of the indemnification, we would be required to reimburse the indemnified party. As of February 28, 2017, we estimate that these indemnifications could require us to make potential future payments of up to $81.2 million under these indemnifications with $57.6 million of this amount able to be recovered by us from third parties under recourse provisions. We do not expect to be required to make material payments under the indemnifications and we believe that the likelihood is remote that the indemnifications could have a material adverse effect on our financial position, results of operations, cash flows or liquidity.

Legal matters –
In the course of our business, we are subject to litigation from time to time. Although the amount of any liability with respect to such litigation cannot be determined, in the opinion of management, such liability will not have a material adverse effect on our financial condition, results of operations or cash flows.